Financial and capital risk management (Details 2) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 548	$ (471)	$ 1,313	$ (469)
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	557	(455)	1,321	(469)
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(9)	(18)	(9)	(1)
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		$ 2	$ 1	$ 1